Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]	Other non-current assets (amounts related to consolidated variable interest entities of $389 million and $- million at December 31, 2024 and December 31, 2023, respectively)	Other non-current assets (amounts related to consolidated variable interest entities of $389 million and $- million at December 31, 2024 and December 31, 2023, respectively)
Operating lease right-of-use assets	$ 986	$ 374
Operating lease, liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Current operating lease liabilities	$ 309	$ 113
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other non-current liabilities (amounts related to consolidated variable interest entities of $335 million and $- million at December 31, 2024 and December 31, 2023, respectively)	Other non-current liabilities (amounts related to consolidated variable interest entities of $335 million and $- million at December 31, 2024 and December 31, 2023, respectively)
Non-current operating lease liabilities	$ 710	$ 269
Operating lease, liability, statement of financial position [extensible enumeration]	Other current liabilities, Other non-current liabilities (amounts related to consolidated variable interest entities of $335 million and $- million at December 31, 2024 and December 31, 2023, respectively)	Other current liabilities, Other non-current liabilities (amounts related to consolidated variable interest entities of $335 million and $- million at December 31, 2024 and December 31, 2023, respectively)
Total operating lease liabilities	$ 1,019	$ 382
Finance leases:
Property, plant and equipment	419	32
Accumulated amortization	(36)	(6)
Property, plant and equipment, net	$ 383	$ 26
Finance lease, liability, current, statement of financial position [extensible enumeration]	Current portion of debt	Current portion of debt
Current finance lease liabilities	$ 33	$ 3
Finance lease, liability, noncurrent, statement of financial position [extensible enumeration]	Non-current debt due after one year	Non-current debt due after one year
Non-current finance lease liabilities	$ 506	$ 26
Finance lease, liability, statement of financial position [extensible enumeration]	Current portion of debt, Non-current debt due after one year	Current portion of debt, Non-current debt due after one year
Total finance lease liabilities	$ 539	$ 29